Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Financial Assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss at March 31, 2021 and 2020 consisted of the following:

	At March 31,
	2021	2020
	(In millions)
Debt instruments	¥1,667,164	¥1,454,387
Equity instruments	77,684	23,969

Total financial assets at fair value through profit or loss	¥1,744,848	¥1,478,356